Retirement plans	12 Months Ended
Dec. 31, 2020
Employee Benefits [Abstract]
Retirement plans	Retirement plans:
a) Defined benefit pension plans:
The Company has non-contributory defined benefit pension plans covering certain employees. The Company does not provide any significant post-retirement benefits other than pension plan benefits. Information concerning the Company’s defined benefit pension plans, in aggregate, is as follows:

As at	Dec 31 2020	Dec 31 2019
Accrued benefit obligations:
Balance, beginning of year	$66,061	$60,618
Current service cost	3,016	2,639
Interest cost on accrued benefit obligations	1,794	2,196
Benefit payments	(2,227)	(7,092)
Actuarial loss	7,120	8,041
Foreign exchange (gain) loss	3,046	(341)
Balance, end of year	78,810	66,061
Fair values of plan assets:
Balance, beginning of year	43,891	40,955
Interest income on assets	1,260	1,396
Contributions	1,182	4,056
Benefit payments	(2,227)	(7,092)
Return on plan assets	1,940	2,500
Foreign exchange gain	912	2,076
Balance, end of year	46,958	43,891
Unfunded status	31,852	22,170
Minimum funding requirement	—	—
Defined benefit obligation, net	$31,852	$22,170

The net defined benefit obligation above is comprised of unfunded retirement obligations and funded retirement net assets from defined benefit pension plans, as follows:
The Company has an unfunded retirement obligation of $35.3 million as at December 31, 2020 (2019 - $28.1 million) for its employees in Chile that will be funded at retirement in accordance with Chilean law. The accrued benefit for the unfunded retirement arrangement in Chile is paid when an employee leaves the Company in accordance with plan terms and Chilean regulations. The Company estimates that it may make benefit payments based on actuarial assumptions related to the unfunded retirement obligation in Chile of $9.5 million in 2021. Actual benefit payments in future periods will fluctuate based on employee retirements.
The Company has a net funded retirement asset of $4.8 million as at December 31, 2020 (2019 - $5.7 million) for certain employees and retirees in Canada and a net funded retirement obligation of $1.4 million as at December 31, 2020 (2019 - asset of $0.2 million) in Europe. The Company estimates that it will make no additional contributions relating to its defined benefit pension plan in Canada that it will make additional contributions relating to its defined benefit pension plan in Europe of $0.5 million in 2021.
These defined benefit plans expose the Company to actuarial risks, such as longevity risk, currency risk, interest rate risk and market risk on the funded plans. Additionally, as the plans provide benefits to plan members predominantly in Canada and Chile, the plans expose the Company to foreign currency risk for funding requirements. The primary long-term risk is that the Company will not have sufficient plan assets and liquidity to meet obligations when they fall due. The weighted average duration of the net defined benefit obligation is 8 years.
The Company’s net defined benefit pension plan expense charged to the consolidated statements of income (loss) for the years ended December 31, 2020 and 2019 is as follows:

For the years ended December 31	2020	2019
Net defined benefit pension plan expense:
Current service cost	$3,016	$2,639
Net interest cost	534	800
Total net defined benefit pension plan expense	$3,550	$3,439

The Company’s current year actuarial losses, recognized in the consolidated statements of comprehensive income (loss) for the years ended December 31, 2020 and 2019, are as follows:

For the years ended December 31	2020	2019
Actuarial loss	$(5,413)	$(4,479)

The Company had no minimum funding requirement for the years ended December 31, 2020 and 2019.
The Company uses a December 31 measurement date for its defined benefit pension plans. Actuarial reports for the Company’s defined benefit pension plans were prepared by independent actuaries for funding purposes as of December 31, 2019 in Canada. The next actuarial reports for funding purposes for the Company’s Canadian defined benefit pension plans are scheduled to be completed as of December 31, 2022.
The discount rate is the most significant actuarial assumption used in accounting for the defined benefit pension plans. As at December 31, 2020, the weighted average discount rate for the defined benefit obligation was 2.3% (2019 - 3.0%). A decrease of 1% in the weighted average discount rate at the end of the reporting period, while holding all other assumptions constant, would result in an increase to the defined benefit obligation of approximately $6.9 million.
The asset allocation for the defined benefit pension plan assets as at December 31, 2020 and 2019 is as follows:

As at	Dec 31 2020	Dec 31 2019
Equity securities	18%	18%
Debt securities	57%	57%
Cash and other short-term securities	25%	25%
Total	100%	100%

The fair values of the above equity and debt instruments are determined based on quoted market prices in active markets whereas the fair values of cash and other short-term securities are not based on quoted market prices in active markets. The plan assets are held separately from those of the Company in funds under the control of trustees.

b) Defined contribution pension plans:
The Company has defined contribution pension plans. The Company’s funding obligations under the defined contribution pension plans are limited to making regular payments to the plans, based on a percentage of employee earnings. Total net pension expense for the defined contribution pension plans charged to operations during the year ended December 31, 2020 was $10.3 million (2019 - $9.6 million).